COMMITMENTS AND CONTINGENCIES (Details Narrative) - Former President And Chief Executive Officer [Member] - Separation Agreement [Member] - USD ($)	Dec. 31, 2022	Sep. 21, 2022
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Accrued Salaries, Current		$ 360,000
Accrued Bonuses, Current		$ 200,000
Accrued liabilities included in Severance Payable	$ 363,000